Supplemental Expense Information (Schedule of Supplemental Expense Information) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Component of Operating Other Cost and Expense
Research and development expenses	¥ 58,273	¥ 55,411	¥ 58,755
Advertising expenses	4,636	4,843	6,336
Selling, general and administrative expenses
Component of Operating Other Cost and Expense
Shipping and handling cost	¥ 25,492	¥ 22,787	¥ 23,454